Long-Term Debt and Other Financial Liabilities, July 2020 Entrust Loan Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 20, 2021	Jul. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2020
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 124,800	$ 180,320	$ 22,500
Repayment of long-term debt			89,698	132,058	$ 52,514
Balance outstanding			$ 235,603	$ 218,551
July 2020 Entrust Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount						$ 22,500
Interest rate			10.50%
Proceeds from drawdown		$ 22,500
Repayment of long-term debt	$ 14,618
Unamortized debt discounts written off	438
Balance outstanding	$ 4,950